UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1%
	Alternative Assets — 20.0%
284,090	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	4,650,561
479,301	JPMorgan Realty Income Fund, Class R5 Shares (b)	5,277,106

	Total Alternative Assets	9,927,667

	Fixed Income — 65.3%
2,029,771	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	21,738,849
974,153	JPMorgan Real Return Fund, Institutional Class Shares (b)	10,598,783

	Total Fixed Income	32,337,632

	International Equity — 13.4%
74,102	iShares S&P Global Infrastructure Index Fund	2,426,099
393,586	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	4,195,622

	Total International Equity	6,621,721

	Money Market — 1.4%
702,307	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m)	702,307

	Total Investments — 100.1% (Cost $49,452,775)	49,589,327
	Liabilities in Excess of Other Assets — (0.1)%	(47,007)

	NET ASSETS — 100.0%	$49,542,320

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund’s financial statements.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,257,550
Aggregate gross unrealized depreciation	(1,120,998)

Net unrealized appreciation/depreciation	$136,552

Federal income tax cost of investments	$49,452,775

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$49,589,327	$—	$—	$49,589,327

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Security — 1.8%
13,709	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e) (Cost $12,666)	12,819

Corporate Bonds — 14.7%
Consumer Discretionary — 4.6%
	Broadcasting & Cable TV — 1.1%
2,667	Cablevision Systems Corp., 8.625%, 09/15/17	2,914
2,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	2,145
2,800	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	2,877

		7,936

	Gaming — 1.4%
3,585	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	3,558
500	Mandalay Resort Group, 7.625%, 07/15/13	508
3,900	MGM Resorts International, 10.000%, 11/01/16	4,270
2,000	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e) (m)	1,920

		10,256

	Household Durables — 0.4%
500	D.R. Horton, Inc., 6.500%, 04/15/16	542
2,000	Standard Pacific Corp., 10.750%, 09/15/16 (m)	2,335

		2,877

	Media — 1.1%
3,250	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	3,494
	Intelsat Luxembourg S.A., (Luxembourg),
275	11.250%, 02/04/17	270
2,700	PIK, 12.500%, 02/04/17 (m)	2,653
1,250	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)	1,375

		7,792

	Specialty Retail — 0.2%
1,650	Michael’s Stores, Inc., 11.375%, 11/01/16	1,753

	Textiles, Apparel & Luxury Goods — 0.4%
3,000	Quiksilver, Inc., 6.875%, 04/15/15	2,955

	Total Consumer Discretionary	33,569

Consumer Staples— 0.7%
	Beverages — 0.1%
1,000	Constellation Brands, Inc., 7.250%, 05/15/17	1,132

	Food & Staples Retailing — 0.5%
3,500	Rite Aid Corp., 7.500%, 03/01/17	3,465

	Food Products — 0.1%
471	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	535

	Total Consumer Staples	5,132

Energy — 0.7%
	Energy Equipment & Services — 0.2%
1,725	Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16	1,855

	Oil, Gas & Consumable Fuels — 0.5%
2,000	Bill Barrett Corp., 9.875%, 07/15/16	2,200
1,000	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,130

		3,330

	Total Energy	5,185

Financials — 2.5%
	Commercial Banks — 0.5%
1,000	Royal Bank of Scotland Group plc, (United Kingdom), 5.000%, 11/12/13	991
500	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.175%, 03/09/15	409
2,115	Wachovia Capital Trust III, VAR, 5.570%, 07/02/12 (m) (x)	1,967

		3,367

	Consumer Finance — 0.4%
3,250	Ally Financial, Inc., VAR, 3.667%, 02/11/14 (m)	3,193

	Diversified Financial Services — 1.2%
750	Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)	754
133	Capmark Financial Group, Inc., VAR, 9.000%, 09/30/15	134
10,100	ILFC E-Capital Trust I, VAR, 5.030%, 12/21/65 (e)	6,806
1,154	International Lease Finance Corp., 4.875%, 04/01/15	1,137

		8,831

	Insurance — 0.4%
3,000	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)	2,633

	Total Financials	18,024

Health Care — 0.6%
	Health Care Providers & Services — 0.3%
297	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	305

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Health Care Providers & Services — Continued
2,000		HCA, Inc., 6.375%, 01/15/15	2,120

			2,425

		Pharmaceuticals — 0.3%
1,900		Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	2,066

		Total Health Care	4,491

Industrials — 0.3%
		Machinery — 0.1%
500		American Railcar Industries, Inc., 7.500%, 03/01/14	507

		Marine — 0.2%
900		Bluewater Holding B.V., (Netherlands), VAR, 3.466%, 07/17/14 (e)	765
NOK 5,000		Teekay LNG Partners LP, VAR, 7.570%, 05/03/17	809

			1,574

		Total Industrials	2,081

Information Technology — 0.2%
		Semiconductors & Semiconductor Equipment — 0.2%
1,750		Amkor Technology, Inc., 7.375%, 05/01/18	1,750

Materials — 3.1%
		Construction Materials — 0.9%
7,600		Cemex S.A.B. de C.V., (Mexico), VAR, 5.470%, 09/30/15 (e) (m)	6,308

		Containers & Packaging — 0.8%
		Berry Plastics Corp.,
3,182		VAR, 4.349%, 09/15/14	3,114
2,500		VAR, 5.217%, 02/15/15 (m)	2,488

			5,602

		Metals & Mining — 0.4%
2,200		Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15	2,101
750		Steel Dynamics, Inc., 7.750%, 04/15/16	772

			2,873

		Paper & Forest Products — 1.0%
2,500		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,663
4,124		Resolute Forest Products, 10.250%, 10/15/18	4,670

			7,333

		Total Materials	22,116

Telecommunication Services — 1.4%
		Wireless Telecommunication Services — 1.4%
9,000		Nextel Communications, Inc., 7.375%, 08/01/15	8,798
1,000		VimpelCom Holdings B.V., (Netherlands), VAR, 4.471%, 06/29/14 (e) (m)	980

		Total Telecommunication Services	9,778

Utilities — 0.6%
		Independent Power Producers & Energy Traders — 0.6%
4,000		NRG Energy, Inc., 7.375%, 01/15/17	4,130

		Total Corporate Bonds (Cost $107,826)	106,256

SHARES
Preferred Stocks — 0.7%
Consumer Discretionary — 0.1%
		Automobiles — 0.1%
25		General Motors Co., 4.750%, 12/01/13	918

Consumer Staples — 0.3%
		Food Products — 0.3%
–	(h)	H.J. Heinz Finance Co., 8.000%, 07/15/13 (e)	2,145

Financials — 0.3%
		Insurance — 0.3%
3		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.586%, 10/29/49	2,165
		Total Preferred Stocks (Cost $5,583)	5,228

PRINCIPAL AMOUNT			VALUE
Loan Participations & Assignments — 77.0%
Consumer Discretionary — 26.0%
		Auto Components — 1.5%
		Autoparts Holdings Ltd., Term Loan,
2,639		VAR, 6.500%, 07/29/17	2,553
1,346		VAR, 6.500%, 07/29/17	1,302
7,000		Wabash National Corp., Term Loan B, VAR, 6.000%, 05/08/19	6,930

			10,785

		Automobiles — 1.4%
10,544		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	10,505

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Broadcasting & Cable TV — 1.1%
4,375	Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	4,301
3,865	Yankee Cable (RCN Telecom), Term Loan B, VAR, 6.500%, 08/26/16	3,840

		8,141

	Diversified Consumer Services — 0.7%
417	Realogy Corp., Extended Synthetic Commitments, VAR, 4.491%, 10/10/16	380
5,318	Realogy Corp., Extended Term Loan, VAR, 4.489%, 10/10/16	4,848

		5,228

	Gaming — 2.9%
1,647	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	1,450
6,338	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.239%, 01/28/15	5,783
4,894	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	4,855
	Isle of Capri Casinos, Inc., Term Loan B,
3,580	VAR, 4.750%, 11/01/13	3,574
141	VAR, 4.750%, 11/01/13	141
2,500	Mohegan Tribal Gaming Authority, 1st Lien, VAR, 03/31/15 ^	2,373
2,750	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	2,823

		20,999

	Hotels, Restaurants & Leisure — 6.3%
5,636	Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16	5,578
2,043	DineEquity, Inc., Term Loan B-1, VAR, 4.250%, 10/19/17	2,026
	FOCUS Brands, Inc., 1st Lien Term Loan,
4,379	VAR, 6.250%, 02/21/18	4,373
274	VAR, 6.250%, 02/21/18	274
62	VAR, 7.250%, 02/21/18	62
	Landry’s, Inc., Term Loan,
15	VAR, 6.500%, 04/24/18	15
5,985	VAR, 6.500%, 04/24/18	5,943
7,500	MTL Publishing LLC, Term Loan, VAR, 03/01/18 ^	7,453
	NPC International, Term Loan,
3,200	VAR, 5.250%, 12/28/18	3,192
4,800	VAR, 5.250%, 12/28/18	4,788
3,957	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	3,982
	Six Flags Theme Parks, Inc., Tranche B Term Loan,
820	VAR, 4.250%, 12/20/18	811
488	VAR, 4.250%, 12/20/18	483
192	VAR, 4.250%, 12/20/18	190
6,500	Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	6,414

		45,584

	Household Durables — 0.8%
6,000	Yankee Candle Co., Inc., 1st Lien Term Loan, VAR, 5.250%, 04/02/19	5,953

	Leisure Equipment & Products — 1.8%
5,721	Eastman Kodak, DIP Loan, VAR, 8.500%, 07/20/13	5,719
	Freedom Group, Inc., Term B Loan,
106	VAR, 5.500%, 04/19/19	105
6,894	VAR, 5.500%, 04/19/19	6,868

		12,692

	Media — 6.3%
1,664	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	1,663
4,967	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	4,872
2,020	Cengage Learning Acquisitions, Inc., Term Loan, VAR, 2.490%, 07/03/14	1,824
5,992	Clear Channel Communications, Inc., Term Loan B, VAR, 3.889%, 01/29/16	4,660
5,990	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	5,944
2,294	DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 5.750%, 10/12/18	2,268
1,668	Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	1,665
3,590	Formula One Group, Term Loan, VAR, 06/14/18 ^	3,553
992	Gray Television, Inc., Term Loan B, VAR, 3.740%, 12/31/14	982
52	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	52
1,161	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	1,151
3,972	Intelsat Jackson Holdings S.A., Term Loan B, VAR, 5.250%, 04/02/18	3,937
188	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	188

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Media — Continued
	Radio One, 1st Lien Term Loan B,
2,990	VAR, 7.500%, 03/31/16	2,929
170	VAR, 7.500%, 03/31/16	166
68	VAR, 7.500%, 03/31/16	67
5,630	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.489%, 03/31/17	5,159
434	Univision Communications, Inc., Initial Term Loan, VAR, 2.239%, 09/29/14	421
3,700	UPC Holdings, Facility AB, VAR, 4.750%, 12/31/17	3,643
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 0.000%, 12/21/15 (d) (f) (i)	448

		45,592

	Specialty Retail — 3.2%
2,244	99 Cents Only Stores, Term Loan, VAR, 5.250%, 01/11/19	2,228
	Claire’s Stores, Inc., Term Loan B,
6,900	VAR, 2.989%, 05/29/14	6,415
2,971	VAR, 3.216%, 05/29/14	2,762
2,934	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	2,714
	J. Crew, 1st Lien Term Loan,
1,377	VAR, 4.750%, 03/07/18	1,341
687	VAR, 4.750%, 03/07/18	669
663	VAR, 4.750%, 03/07/18	646
4,650	Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18	4,561
	PETCO, New Loans,
867	VAR, 4.500%, 11/24/17	855
144	VAR, 4.500%, 11/24/17	143
144	VAR, 4.500%, 11/24/17	142
144	VAR, 4.500%, 11/24/17	142
144	VAR, 4.500%, 11/24/17	142
144	VAR, 4.500%, 11/24/17	142
144	VAR, 4.500%, 11/24/17	143

		23,045

	Total Consumer Discretionary	188,524

Consumer Staples — 5.4%
	Food & Staples Retailing — 2.0%
6,000	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	5,880
	Rite Aid Corp., Tranche 2 Term Loan,
1,224	VAR, 1.990%, 06/04/14	1,193
1,043	VAR, 1.990%, 06/04/14	1,017
1,233	VAR, 1.990%, 06/04/14	1,203
5,148	SUPERVALU, Inc., Term Loan B3, VAR, 4.500%, 04/30/18	5,060

		14,353

	Food Products — 1.8%
	B&G Foods, Term Loan B,
3,393	VAR, 4.500%, 11/30/18	3,408
9	VAR, 4.500%, 11/30/18	8
	Bolthouse Farms, 1st Lien,
382	VAR, 5.500%, 02/11/16	383
11	VAR, 5.750%, 02/11/16	11
4,178	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	4,072
	Dole Food Co., Tranche B-2 Term Loan,
56	VAR, 5.000%, 07/08/18	56
56	VAR, 5.000%, 07/08/18	55
56	VAR, 5.000%, 07/08/18	56
56	VAR, 5.000%, 07/08/18	55
56	VAR, 5.000%, 07/08/18	55
56	VAR, 5.000%, 07/08/18	55
14	VAR, 6.000%, 07/08/18	14
	Dole Food Co., Tranche C2 Term Loan,
50	VAR, 5.000%, 07/08/18	50
83	VAR, 5.000%, 07/08/18	83
83	VAR, 5.000%, 07/08/18	83
56	VAR, 5.000%, 07/08/18	55
83	VAR, 5.000%, 07/08/18	83
83	VAR, 5.000%, 07/08/18	83
83	VAR, 5.000%, 07/08/18	83
83	VAR, 5.000%, 07/08/18	83
16	VAR, 6.000%, 07/08/18	16
	High Liner Foods, Inc., Term Loan,
2,695	VAR, 7.000%, 12/19/17	2,682
48	VAR, 7.000%, 12/19/17	48
	Pierre Foods, Inc., 1st Lien Term Loan,
4	VAR, 7.000%, 09/30/16	4
1,483	VAR, 7.000%, 09/30/16	1,484

		13,065

	Household Products — 0.9%
	Armored Autogroup, Inc., New Term Loan,
8	VAR, 6.000%, 11/05/16	7
1,838	VAR, 6.000%, 11/05/16	1,809
	Prestige Brands, Term B Loan,
4,417	VAR, 5.250%, 01/31/19	4,416

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		Household Products — Continued
53		VAR, 6.250%, 01/31/19	53

			6,285

		Personal Products — 0.7%
5,657		Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	5,455

		Total Consumer Staples	39,158

Energy — 3.1%
		Energy Equipment & Services — 0.5%
3,500		Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17	3,439

		Oil, Gas & Consumable Fuels — 2.6%
7,500		Arch Coal, Inc., 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	7,275
4,310		Chesapeake Energy Corp., Term Loan, VAR, 8.500%, 12/02/17	4,230
2,485		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	2,455
5,250		NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	5,128

			19,088

		Total Energy	22,527

Financials — 4.7%
		Capital Markets — 0.3%
1,948		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	1,937

		Consumer Finance — 0.4%
3,500		Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17	3,228

		Diversified Financial Services — 3.0%
		Harland Clarke Holdings Corp., Term Loan B,
1,125		VAR, 2.739%, 06/30/14	1,023
266		VAR, 2.739%, 06/30/14	242
441		VAR, 2.739%, 06/30/14	400
342		VAR, 2.739%, 06/30/14	311
321		VAR, 2.739%, 06/30/14	292
315		VAR, 2.970%, 06/30/14	286
7,775		International Lease Finance Corp., VAR, 4.750%, 04/12/16	7,765
995		Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	993
		Nuveen Investments, Inc., Additional Extended 1st Lien Term Loan,
1,488		VAR, 5.966%, 05/13/17	1,462
2,012		VAR, 5.970%, 05/13/17	1,977
2,543		Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	2,536
4,240		Osmose Holdings, Inc., Term Loan, VAR, 6.500%, 05/04/18	4,221

			21,508

		Insurance — 1.0%
2,035		CNO Financial Group, Inc., Term Loan B-1, VAR, 6.250%, 09/30/16	2,025
5,000		Flying Fortress, Inc., Term Loan, VAR, 5.000%, 06/30/17	4,987

			7,012

		Real Estate Investment Trusts (REITs) — 0.0% (g)
		iStar, Term Loan A-1,
159		VAR, 5.000%, 06/28/13	158
88		VAR, 5.000%, 06/28/13	88

			246

		Total Financials	33,931

Health Care — 9.0%
		Health Care Equipment & Supplies — 0.0% (g)
–	(h)	Biomet, Inc., Dollar Term Loans, VAR, 3.239%, 03/25/15	–	(h)

		Health Care Providers & Services — 5.2%
		Community Health Systems, Inc., Extended Term Loan,
4,486		VAR, 3.967%, 01/25/17	4,383
120		VAR, 3.970%, 01/25/17	117
4,000		HCA, Inc., Term B-3 Loan, VAR, 3.489%, 05/01/18	3,876
1,000		HCA, Inc., Tranche B-2 Term Loan, VAR, 02/28/17 ^	971
4,988		HMA, Term Loan B, VAR, 4.500%, 11/16/18	4,910
5,851		IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	5,758
3,172		inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	2,970
1,390		Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	1,322
2,045		Multiplan, Inc., Term B Loan, VAR, 4.750%, 08/26/17	1,997
4,642		National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 7.000%, 02/09/17	4,570
6,945		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	6,913

			37,787

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Pharmaceuticals — 3.8%
950	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/11/17	917
	Aptalis Pharma, Inc., Term Loan,
1,289	VAR, 5.500%, 02/10/17	1,246
11,953	VAR, 5.500%, 02/10/17	11,559
5,529	Capsugel Holdings, Inc., Term Loan, VAR, 5.250%, 08/01/18	5,525
	Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B,
3,957	VAR, 5.250%, 09/15/17	3,907
2,033	VAR, 5.250%, 09/15/17	2,008
1,394	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.239%, 09/15/16	1,376
997	Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.500%, 06/01/17	983

		27,521

	Total Health Care	65,308

Industrials — 8.7%
	Aerospace & Defense — 0.6%
496	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	496
2,484	Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	2,463
1,696	Transdigm Group, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 02/14/17	1,685

		4,644

	Airlines — 1.5%
4,424	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	4,269
2,000	Spirit Airlines, Inc., Term B Loan, VAR, 3.750%, 04/18/19	1,996
4,843	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	4,680

		10,945

	Building Products — 1.1%
	Nortek, Inc., 1st Lien Term Loan,
936	VAR, 5.250%, 04/26/17	931
3	VAR, 5.250%, 04/26/17	2
3	VAR, 5.250%, 04/26/17	3
1	VAR, 6.250%, 04/26/17	1
7,250	Roofing Supply Group LLC, Term Loan, VAR, 04/30/19 ^	7,232

		8,169

	Commercial Services & Supplies — 1.5%
4,975	ACCO Brands Corp., Term B Loan, VAR, 4.250%, 05/01/19	4,969
1,489	Baker Corp. International, Term Loan, VAR, 4.750%, 06/01/18	1,471
1,643	Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	1,630
1,746	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	1,661
500	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	428
	WCA Waste Corp., Term Loan,
2	VAR, 5.500%, 03/23/18	2
858	VAR, 5.500%, 03/23/18	854

		11,015

	Construction Materials — 0.8%
6,000	Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	5,983

	Diversified Manufacturing — 0.4%
2,540	Norit Holding B.V., Term Loan, VAR, 6.750%, 07/10/17	2,531

	Industrial Conglomerates — 0.8%
4,776	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	4,726
693	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	685

		5,411

	Machinery — 0.6%
2,771	Colfax Corp., Term Loan, VAR, 4.500%, 01/13/19	2,764
1,575	Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	1,520

		4,284

	Road & Rail — 1.4%
7,250	RailAmerica, Term Loan B, VAR, 4.000%, 03/01/19	7,217
	Swift Transportation Co., Tranche B-2 Term Loan,
1,380	VAR, 5.000%, 12/15/17	1,373
1,260	VAR, 5.000%, 12/15/17	1,254
230	VAR, 5.000%, 12/15/17	229
74	VAR, 5.000%, 12/15/17	73
46	VAR, 5.000%, 12/15/17	46

		10,192

	Total Industrials	63,174

Information Technology — 11.7%
	Communications Equipment — 2.0%
3,223	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.967%, 10/26/17	2,841

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Communications Equipment — Continued
	Genesys Telecommunications Holdings, Term Loan,
2,500	VAR, 6.750%, 01/31/19	2,497
2,500	VAR, 6.750%, 01/31/19	2,497
7,000	Syniverse Holdings, Inc., Term Loan, VAR, 5.000%, 04/23/19	6,899

		14,734

	Computers & Peripherals — 0.5%
	Sealed Air Corp., Term Loan B,
1,486	VAR, 4.750%, 10/03/18	1,487
1,707	VAR, 4.750%, 10/03/18	1,708

		3,195

	Electrical Equipment — 0.1%
993	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	976

	Electronic Equipment, Instruments & Components — 2.1%
1,739	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	1,663
5,519	Oberthur Technologies, Facility B3, VAR, 6.252%, 11/30/18	5,340
3,474	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	3,452
750	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	743
3,857	Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18	3,882

		15,080

	Internet Software & Services — 1.4%
4,930	Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	4,838
5,700	Sabre, Inc., Term Loan B, VAR, 07/28/17 ^	5,358

		10,196

	IT Services — 2.2%
9,000	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.239%, 03/23/18	8,131
1,743	First Data Corp., Initial Tranche B1, VAR, 2.989%, 09/24/14	1,648
1,000	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 2.989%, 09/24/14	946
1,030	First Data Corp., Initial Tranche B3, VAR, 2.989%, 09/24/14	974
1,926	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	1,892
2,975	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.219%, 01/30/17 (f) (i)	2,648

		16,239

	Semiconductors & Semiconductor Equipment — 2.0%
4,246	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.489%, 12/01/16	3,979
4,000	NXP B.V., Term Loan B, VAR, 5.250%, 03/19/19	3,913
6,791	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/04/17	6,685

		14,577

	Software — 1.4%
6,570	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	6,435
3,600	Misys plc, 1st Lien Term Loan, VAR, 10/22/18 ^	3,506

		9,941

	Total Information Technology	84,938

Materials — 6.2%
	Chemicals — 3.4%
5,000	Ascend Performance Materials, Term Loan, VAR, 6.750%, 03/29/18	4,859
	AZ Chem U.S., Inc., Term Loan,
1,833	VAR, 7.250%, 12/22/17	1,837
141	VAR, 7.250%, 12/22/17	141
	Harko CV, Term Loan B,
1,694	VAR, 5.750%, 08/02/17	1,684
2,286	VAR, 5.750%, 08/02/17	2,271
4,454	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	4,300
	Nexeo Solutions, Term Loan,
828	VAR, 5.000%, 09/08/17	807
612	VAR, 5.000%, 09/08/17	596
68	VAR, 5.000%, 09/08/17	66
680	VAR, 5.000%, 09/08/17	662
2,945	PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	2,908
	PolyOne, Term Loan B,
2,950	VAR, 5.000%, 12/20/17	2,942
43	VAR, 5.000%, 12/20/17	42
	Trinseo, 1st Lien Term Loan,
1,434	VAR, 6.000%, 08/02/17	1,279
54	VAR, 6.750%, 08/02/17	48

		24,442

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Construction Materials — 0.8%
6,000	Road Infrastructure Investment LLC, Term Loan, VAR, 6.250%, 03/30/18	5,910

	Containers & Packaging — 0.9%
	Reynolds Group Holdings, Term Loan C,
6,815	VAR, 6.500%, 08/09/18	6,833
75	VAR, 6.500%, 08/09/18	75

		6,908

	Metals & Mining — 1.1%
5,200	Noranda Aluminum, Inc., Term B Loan, VAR, 5.750%, 02/28/19	5,202
2,715	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	2,655

		7,857

	Paper & Forest Products — 0.0% (g)
250	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	237

	Total Materials	45,354

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
5,000	Level 3 Communications, Inc., Tranche B II Term Loan, VAR, 5.750%, 09/01/18	4,953
1,200	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	1,188

	Total Telecommunication Services	6,141

Utilities — 1.4%
	Independent Power Producers & Energy Traders — 1.4%
4,469	Calpine Corp., 1st Lien Term Loan, VAR, 4.500%, 04/01/18	4,394
	Dynegy Midwest Generation, Inc., Term Loan,
1,588	VAR, 9.250%, 08/05/16	1,619
4	VAR, 9.250%, 08/05/16	4
	Dynegy Power LLC, Term Loan,
3	VAR, 9.250%, 08/05/16	2
993	VAR, 9.250%, 08/05/16	1,023
1,654	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 12/04/17	1,621
2,500	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.739%, 10/10/17	1,448

	Total Utilities	10,111

	Total Loan Participations & Assignments (Cost $560,826)	559,166

SHARES
Short-Term Investment — 11.6%
	Investment Company — 11.6%
84,528	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $84,528)	84,528

	Total Investments — 105.8% (Cost $771,429)	767,997
	Liabilities in Excess of Other Assets — (5.8)%	(42,035)

	NET ASSETS — 100.0%	$725,962

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,000,000	NOK	Union Bank of Switzerland AG	06/06/12	870	818	52

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DIP	—	Debtor-in-Possession
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,096,000 which amounts to 0.4% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.
^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,829
Aggregate gross unrealized depreciation	(7,261)

Net unrealized appreciation/depreciation	(3,432)

Federal income tax cost of investments	771,429

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Securities	—	12,819	—	12,819
Corporate Bonds
Consumer Discretionary	—	33,569	—	33,569
Consumer Staples	—	5,132	—	5,132
Energy	—	5,185	—	5,185
Financials	—	18,024	—	18,024
Health Care	—	4,491	—	4,491
Industrials	—	2,081	—	2,081
Information Technology	—	1,750	—	1,750
Materials	—	22,116	—	22,116
Telecommunication Services	—	9,778	—	9,778
Utilities	—	4,130	—	4,130

Total Corporate Bonds	—	106,256	—	106,256

Preferred Stocks
Consumer Discretionary	—	918	—	918
Consumer Staples	—	2,145	—	2,145
Financials	—	2,165	—	2,165

Total Preferred Stocks	—	5,228	—	5,228

Loan Participations & Assignments
Consumer Discretionary	—	188,076	448	188,524
Consumer Staples	—	39,158	—	39,158
Energy	—	22,527	—	22,527
Financials	—	33,931	—	33,931
Health Care	—	65,308	—	65,308
Industrials	—	63,174	—	63,174
Information Technology	—	82,290	2,648	84,938
Materials	—	45,354	—	45,354
Telecommunication Services	—	6,141	—	6,141
Utilities	—	10,111	—	10,111

Total Loan Participations & Assignments	—	556,070	3,096	559,166

Short-Term Investment
Investment Company	84,528	—	—	84,528

Total Investments in Securities	84,528	680,373	3,096	767,997

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	52	—	52

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Floating Rate Income Fund	Balance as of 8/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Loan Participations & Assignments - Consumer Discretionary	$—	$—	$(543)	$—	$991	$—	$—	$—	$448
Loan Participations & Assignments - Information Technology	—	—	(236)	6	2,878	—	—	—	2,648

Total	$—	$—	$(779)	$6	$3,869	$—	$—	$—	$3,096

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(779,000).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2012